Other Borrowings - Assets Pledged as Collateral with FRB (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	$ 26,052	$ 27,566
Commercial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	9,352	6,559
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	$ 16,700	$ 21,007